Share-based benefits reserve (Tables)	12 Months Ended
Aug. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of options outstanding granted

The following reconciles the options outstanding at the beginning and end of the period that were granted to eligible participants pursuant to the Plan:

	August 31, 2025		August 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	#	$	#	$
Balance, beginning of year	28,284	74.40	28,284	74.40
Granted during the year	73,570	1.30	-	-
Balance as at year end	101,854	28.08	28,284	74.40
Exercisable as at year end	101,854	28.08	28,284	74.40